Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2015
Condensed Financial Information of Parent Company
CONDENSED BALANCE SHEETS

OSSEN INNOVATION CO., LTD

CONDENSED BALANCE SHEETS AS OF DECEMBER 31, 2015 AND 2014

	December, 31
	2015	2014
ASSETS
Current Assets
Cash	$81,493	$23,762
Due from related party	20,000,000	20,000,000
Total Current Assets	20,081,493	20,023,762
Investments in subsidiaries	73,637,980	73,371,675
TOTAL ASSETS	$93,719,473	$93,395,437

LIABILITIES AND SHAREHOLDERS' EQUITY
Current Liabilities
Other payables and accrued liabilities	$934,997	$802,059
Due to shareholder	282,499	100,000
Total Current Liabilities	1,217,496	902,059
TOTAL LIABILITIES	$1,217,496	$902,059

EQUITY
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,828,790 and 19,901,959 shares outstanding as of December 31, 2015 and 2014, respectively	$200,000	$200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	5,631,373	5,021,752
Retained earnings	50,258,265	44,971,082
Accumulated other comprehensive income	2,596,227	8,425,697
Treasury stock, at cost: 171,210 and 98,041 shares as of December 31, 2015 and 2014, respectively	(155,343)	(96,608)
TOTAL SHAREHOLDERS' EQUITY	92,501,977	92,493,378
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$93,719,473	$93,395,437

CONDENSED STATEMENTS OF OPERATIONS

OSSEN INNOVATION CO., LTD CONDENSED STATEMENTS

OF OPERATIONS FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

	Year Ended December, 31
	2015	2014	2013

REVENUES	$-	$-	$-
COST OF GOODS SOLD	-	-	-
GROSS PROFIT	-	-	-
Selling expenses	-	-	-
General and administrative expenses	(198,753)	(201,439)	(722,695)
Total Operating Expenses	(198,753)	(201,439)	(722,695)

LOSS FROM OPERATIONS	(198,753)	(201,439)	(722,695)
Financial expenses, net	272	219	263
Equity in income of subsidiaries	6,095,829	4,060,534	4,366,362
INCOME BEFORE INCOME TAX	5,896,804	3,858,876	3,643,404
INCOME TAX	-	-	-
NET INCOME	5,896,804	3,858,876	3,643,404
OTHER COMPREHENSIVE INCOME
Foreign currency translation gain (loss)	(5,829,470)	779,135	1,647,348
TOTAL OTHER COMPREHENSIVE INCOME (LOSS)	(5,829,470)	779,135	1,647,348
COMPREHENSIVE INCOME	$67,334	$4,638,011	$5,290,752

CONDENSED STATEMENTS OF CASH FLOWS

OSSEN INNOVATION CO., LTD CONDENSED

STATEMENTS OF CASH FLOWS FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 AND 2013

	Year Ended December, 31
	2015	2014	2013

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$5,896,804	$3,858,876	$3,643,404
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(6,095,829)	(4,060,534)	(4,366,362)
Other payables and accrued liabilities	132,938	156,249	645,810
Due to shareholder	182,499	50,000	50,000
Net cash provided by / (used in) operating activities	116,412	4,591	(27,148)

CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by / (used in) investing activities	-	-	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased	(58,735)	-	-
Net cash provided by / (used in) financing activities	(58,735)	-	-

INCREASE / (DECREASE) IN CASH	57,677	4,591	(27,148)
Effect of exchange rate changes on cash	54	-	(49)
Cash at beginning of period	23,762	19,171	46,368
CASH AT END OF PERIOD	$81,493	$23,762	$19,171